Derivative financial instruments and Short positions	12 Months Ended
Dec. 31, 2018
Derivative financial instruments and Short positions [Abstract]
Derivative financial instruments and Short positions

8.     Derivative financial instruments and Short positions

The main risk factors associated to derivatives contracted are related to exchange rates, interest rates and stocks. To manage these and other market risk factors the Bank uses practices which include the measurement and follow up of the limit´s usage previously defined on internal committees, as well as the daily follow up of the portfolios values in risk, sensitivities and changes in the interest rate and exchange exposure, liquidity gaps, among other practices which allow the control and follow up on the main risk metrics that can affect the Bank´s position in the several markets which it acts. Based on this management model the Bank has accomplished its goal, using operations with derivatives, in optimize the relation risk/benefits even in situation with great volatility.

The derivatives fair value is determined through quotation of market prices. The swaps contracts fair value is determined using discounted cash flow modeling techniques, reflecting suitable risk factors. The fair value of NDF and Future contracts are also determined based on the quotation of market prices for derivatives traded in specific chamber (i.e.. stock Exchange for example) or using the same methodology applied for swap contracts. The fair value of options derivatives (call and put) is determined based on the mathematical models, such as Black & Scholes, using yield rates, implied volatilities and the fair value of the corresponding asset. The current market prices are used to price the volatilities. For the derivatives which do not have prices directly disclosed by specific chamber, their fair values are obtained through pricing models which use market information, based on disclosed prices of more liquid assets. Interest rate curves and market volatilities are extracted from theses prices to be used as first input in these models.

a) Trading and hedging derivatives

a.1) Derivatives Recorded in the Balance Sheet and Compensation Accounts

Portfolio Summary of Trading Derivative and Used as Hedge

	2018	2017	2016

Assets
Swap Differentials Receivable (1)	14,640,289	15,781,207	15,321,646
Option Premiums to Exercise	716,936	553,217	935,520
Forward Contracts and Others	3,006,221	928,464	8,445,807
Total	18,363,446	17,262,888	24,702,973

Liabilities
Swap Differentials Payable (1)	15,952,283	14,643,016	12,267,819
Option Premiums Launched	563,787	385,183	1,166,002
Forward Contracts and Others	1,950,765	1,649,287	6,802,794
Total	18,466,835	16,677,486	20,236,615

(1) In 2016, includes swaption (swap + option) and embedded derivatives.

Summary by Category

Trading	2018		2017		2016

	Notional (1)	Fair Value	Notional (1)	Fair Value	Notional (1)	Fair Value
Swap		(1,431,110)		1,108,760		3,142,125
Assets	177,233,869	44,487,274	202,081,214	57,294,179	196,887,188	24,311,485
CDI (Interbank Deposit Rates)	36,135,015	24,267,591	33,289,522	22,409,496	44,868,680	22,759,822
Fixed Interest Rate - Real	47,968,999	-	95,700,715	-	126,300,261	-
Indexed to Price and Interest Rates	2,581,215	-	5,592,892	-	9,225,789	-
Foreign Currency	90,495,240	20,219,683	67,493,635	34,884,683	16,492,458	1,551,663
Others	53,400	-	4,450	-	-	-
Liabilities	176,385,349	(45,918,384)	199,709,355	(56,185,419)	184,350,947	(21,169,360)
CDI (Interbank Deposit Rates)	11,801,600	-	16,664,176	-	23,178,722	-
Fixed Interest Rate - Real	88,317,044	(23,075,374)	114,055,076	(21,687,884)	133,185,717	(17,414,147)
Indexed to Price and Interest Rates	24,308,601	(21,775,017)	40,146,968	(34,107,210)	12,767,212	(3,518,297)
Foreign Currency	50,748,008	-	28,420,467	-	15,049,776	(38,836)
Others	1,210,096	(1,067,993)	422,668	(390,325)	169,520	(198,080)
Options	335,073,080	153,149	190,061,609	168,034	175,841,405	(230,482)
Purchased Position	149,076,796	716,936	87,503,833	553,217	83,883,966	935,520
Call Option - US Dollar	14,518,058	239,079	9,369,821	169,542	12,693,748	181,463
Put Option - US Dollar	8,893,620	90,736	5,130,392	42,389	3,788,161	392,048
Call Option - Other	3,118,344	131,297	1,953,481	59,220	20,115,932	62,517
Interbank Market	639,488	4,537	1,185,310	389	17,391,500	7,062
Others (2)	2,478,856	126,760	768,171	58,831	2,724,432	55,455
Put Option - Other	122,546,774	255,824	71,050,139	282,066	47,286,125	299,492
Interbank Market	121,782,816	217,726	70,295,282	257,943	46,106,600	18,029
Others (2)	763,958	38,098	754,857	24,123	1,179,525	281,463
Sold Position	185,996,284	(563,787)	102,557,776	(385,183)	91,957,439	(1,166,002)
Call Option - US Dollar	7,615,856	(101,034)	5,595,163	(117,059)	4,314,988	(141,172)
Put Option - US Dollar	12,160,912	(169,431)	5,919,598	(77,145)	7,390,733	(952,407)
Call Option - Other	31,679,919	(66,002)	19,880,180	(35,961)	30,441,646	(46,940)
Interbank Market	29,609,298	(13,195)	19,151,110	(515)	27,597,764	(4,087)
Others (2)	2,070,621	(52,807)	729,070	(35,446)	2,843,882	(42,853)
Put Option - Other	134,539,597	(227,320)	71,162,835	(155,018)	49,810,072	(25,483)
Interbank Market	133,703,672	(179,841)	70,494,622	(126,743)	49,245,495	(5,793)
Others (2)	835,925	(47,479)	668,213	(28,275)	564,577	(19,690)

Futures Contracts	289,508,200	-	161,725,596	-	104,651,180	-
Purchased Position	86,203,734	-	54,806,022	-	40,396,456	-
Exchange Coupon (DDI)	20,590,068	-	9,616,936	-	14,473,180	-
Interest Rates (DI1 and DIA)	32,690,685	-	26,456,303	-	23,756,523	-
Foreign Currency	32,456,813	-	16,733,437	-	1,393,538	-
Indexes (3)	466,168	-	1,780,311	-	195,160	-
Others	-	-	219,035	-	578,055	-
Sold Position	203,304,466	-	106,919,574	-	64,254,724	-
Exchange Coupon (DDI)	146,948,795	-	55,016,928	-	15,048,490	-
Interest Rates (DI1 and DIA)	54,160,203	-	51,135,994	-	29,047,678	-
Foreign Currency	1,992,574	-	745,849	-	17,384,256	-
Indexes (3)	202,894	-	20,803	-	185,506	-
Treasury Bonds/Notes	-	-	-	-	2,588,794	-
Forward Contracts and Others	90,910,841	1,055,456	47,823,561	(720,823)	50,853,154	1,643,013
Purchased Commitment	38,666,269	1,303,561	23,506,096	647,376	20,864,170	3,386,347
Currencies	38,095,625	1,250,706	21,525,220	618,007	19,951,984	3,391,275
Others	570,644	52,855	1,980,876	29,369	912,186	(4,928)
Sold Commitment	52,244,572	(248,105)	24,317,465	(1,368,199)	29,988,984	(1,743,334)
Currencies	51,958,529	(252,160)	22,096,104	(1,364,617)	29,911,406	(1,826,965)
Others	286,043	4,055	2,221,361	(3,582)	77,578	83,631

(1) Nominal value of updated contracts.

(2) Includes options of index, mainly being options involving US treasury, shares and stock indexes.

(3) Includes Bovespa and S&P index.

a.2) Derivatives Financial Instruments by Counterparty

Notional					2018
			Related	Financial
		Customers	Parties	Institutions (1)	Total
"Swap"		34,296,821	32,669,900	110,267,148	177,233,869
Options		14,636,017	1,086,323	319,350,740	335,073,080
Futures Contracts		-	-	289,508,200	289,508,200
Forward Contracts and Others		39,024,978	48,641,894	3,243,969	90,910,841
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2017	2016
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
"Swap"	32,912,721	19,599,395	149,569,098	202,081,214	196,887,188
Options	11,263,513	1,240,309	177,557,787	190,061,609	175,841,405
Futures Contracts	-	-	161,725,596	161,725,596	104,651,180
Forward Contracts and Others	25,470,287	18,816,991	3,536,283	47,823,561	50,853,154

 (1) Includes trades with B3 S.A. and other securities and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional					2018
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
"Swap"		12,347,864	70,975,477	93,910,528	177,233,869
Options		63,376,042	220,982,952	50,714,086	335,073,080
Futures Contracts		159,221,909	67,578,078	62,708,213	289,508,200
Forward Contracts and Others		40,186,310	31,255,384	19,469,147	90,910,841

Notional				2017	2016
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
"Swap"	20,705,247	51,021,102	130,354,865	202,081,214	196,887,188
Options	46,139,545	89,403,700	54,518,364	190,061,609	175,841,405
Futures Contracts	65,489,476	55,490,159	40,745,961	161,725,596	104,651,180
Forward Contracts and Others	25,015,557	14,250,495	8,557,509	47,823,561	50,853,154

a.4) Derivatives by Market Trading

Notional			Stock Exchange (1)	Over the Counter	2018
					Total
"Swap"			39,880,578	137,353,291	177,233,869
Options			307,644,530	27,428,550	335,073,080
Futures Contracts			289,508,200	-	289,508,200
Forward Contracts and Others			323,413	90,587,428	90,910,841
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)		Over the Counter	2017	2016
		Cetip		Total	Total
"Swap"	-	67,112,505	134,968,709	202,081,214	196,887,188
Options	-	172,144,700	17,916,909	190,061,609	175,841,405
Futures Contracts	-	161,725,596	-	161,725,596	104,651,180
Forward Contracts and Others	-	395,212	47,428,349	47,823,561	50,853,154

(1) Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps - TRS

Credit derivatives are where the exchange of the return of the reference obligation occurs through a cash flow and where, in the event of a credit event, the protection buyer is usually entitled to receive from the protection seller the equivalent of the difference between the and the fair value (market value) of the reference obligation on the settlement date of the contract.

Credit Default Swaps - CDS

These are credit derivatives where, in the event of a credit event, the protection buyer is entitled to receive from the protection seller the equivalent of the difference between the face value of the CDS agreement and the fair value (market value) of the reference obligation on the settlement date of the contract. In return, the seller receives compensation for the sale of the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity.

		2018

	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap
Credit Swaps	1,959,128	416,541
Total	1,959,128	416,541

Value referring to the premium paid on CDS for use as collateral (transfer of risks) in the amount of R$1,288.

The effect in the Required Stockholder's Equity of the risk received was R$84,487.

During the period, there was no occurrence of credit event related to the events generated by the contracts.

		2018
	Over
Maximum Potential for Future Payments - Gross	12 Months	Total
Per Instrument
CDS	1,959,128	1,959,128
Total	1,959,128	1,959,128
Per Risk Classification
Below Investment Grade	1,959,128	1,959,128
Total	1,959,128	1,959,128
Per Reference Entity
Brazilian Government	1,959,128	1,959,128
Total	1,959,128	1,959,128

a.6) Hedge Accounting

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

Fair Value Hedge

Banco Santander's fair value strategy consists of hedging the exposure to changes in fair value related to recognized assets and liabilities.

The adopted fair value management methodology segregates transactions by risk factor (e.g. Real/Dollar foreign exchange risk, fixed Reais interest rate risk, Dollar foreign exchange coupon risk, inflation risk, interest rate risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with internal pre-established limits.

In order to hedge the changes of fair value in receivables and interest payments, Santander uses interest rate Swap contracts related to pre-fixed assets and liabilities.

Banco Santander applies fair value hedge as follows:

• The Bank contracts Foreign Currency + Coupon against % CDI swaps and designates them as a derivative instrument in a Hedge Accounting structure with foreign currency loans operations as the hedged item in this relationship. The hedging relationships were designated in January 2016 and the related Swaps will mature between March 2019 and 2024.

• The Bank has a portfolio of loan assets issued in foreign currency - Dollar at a fixed rate in the Balance Sheet of the “Santander EFC” (independent subsidiary in Spain), whose functional currency is the euro. In order to manage this mismatch, the Bank designates each Foreign Currency Floating EUR versus Fixed Dollar swap as the fair value hedge of the corresponding loan. The hedging relationships were designated in 2013 and the related Swaps will mature between June 2019 and 2022.

• The Bank has a portfolio of Euro-indexed Assets traded in the Cayman Islands.  In the Euro transaction, the value of the Dollar asset will be converted into Euro at the exchange rate in the contract on the date of recorded of the transaction. After the conversion, the principal, already denominated in Euro will be restated by % CDI or a pre-fixed rate. The Assets will be covered by Cross Currency Swaps in order to transfer the risk in Euro to LIBOR + Coupon. The hedging relationships were designated in February 2017 and the related Swaps will mature between 2022 and 2024.

• The Bank has a pre-fixed interest rate risk generated by Government Securities (NTN-F and LTN) in the available for sale portfolio. To manage this mismatch, it contracts DI futures on the BM&FBovespa and designates them as a derivative instrument in a Hedge Accounting structure, with the object of this relationship being fixed-rate government securities (NTN-F and LTN). The hedge relationships were designated in March 2017 and matures in 2027.

• The Bank has an inflation-linked risk generated by Debenture in the available for sale portfolio. To manage this mismatch, it contracts DAP futures on the BM&FBovespa and designates them as a derivative instrument in a Hedge Accounting structure. The hedge relationships were designated in June 2018 and matures in 2028.

In order to assess the effectiveness and measure the ineffectiveness of the strategies, the institution complies with international accounting standard IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the hedge ratio remains effective.

a) Prospective test: In accordance with the standard, the prospective test must be performed on the inception date and on a quarterly basis in order to demonstrate that the expectations regarding the effectiveness of the hedge ratio are high.

a.1) Initial prospective test (at inception): it is restricted to a qualitative review of the critical terms and conditions of the hedging instrument and the hedged item in order to conclude whether changes in the fair value of the two instruments are expected to fully offset each other.

a.2) Periodic prospective test: the sensitivity of the fair value of the hedged item and the hedging instrument will be periodically computed at a parallel variation of 10 basis points in the interest rate curve. For the purposes of effectiveness, these two sensitivity ratios should be between 80% and 125

b) Retrospective test: the retrospective effectiveness test will be performed by comparing the MTM change of the hedging instrument since the inception date with the MTM change of the hedged item since the inception date.

In fair value hedges, gains or losses, both on hedging instruments and hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated statement of income.

	2018		2017		2016
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	(1,381,156)	-	(388,446)	-	-	-
Eurobonds	-	-	-	-	13,163	-
Bonds (LEA)	(191,472)	-	(1,200)	-	-	-
Resolution 2770	689	-	304	-	-	-
Trade Finance Off	(58,020)	-	(57,386)	-	20,471	-
Total	(1,629,959)	-	(446,728)	-	33,634	-
	2018		2017		2016
	Adjustment		Adjustment		Adjustment
	to Market	Fair Value	to Market	Fair Value	to Market	Fair Value
Hedge Instruments
Swap Contracts	(118,807)	(98,020)	(95,672)	(130,683)	(26,703)	(136,467)
Assets	56,633	4,398,851	12,954	3,005,666	11,486	1,046,012
CDI (Interbank Deposit Rates) (5) (8)	(1,057)	1,722,515	(357)	1,818,366	-	-
Indexed to Foreign Currency - Pre Dollar (1)	-	-	320	8,742	1,103	17,678
Indexed to Foreign Currency - USD/BRL - Dollar (2)(3) (4)	24,411	2,161,661	(23,585)	691,872	(8,957)	744,260
Indexed to Foreign Currency - Euro (6)(7)	33,279	514,675	36,576	486,686	19,340	284,074
Liabilities	(175,440)	(4,496,871)	(108,626)	(3,136,349)	(38,189)	(1,182,479)
Indexed to Foreign Currency - US Dollar (6)	(16,325)	(301,011)	(20,109)	(261,915)	(14,958)	(323,197)
Indexed to Foreign Currency - Pre Dollar (5)	(10,030)	(201,819)	(16,303)	(225,857)	(1,103)	(17,676)
CDI (Interbank Deposit Rates) (1)(2)	(63,971)	(1,739,553)	(21,380)	(474,398)	(18,395)	(804,059)
Fixed Interest Rate - Real (3) (8)	(43,801)	(1,701,759)	22	(1,640,708)	(3,733)	(37,547)
Indexed to Foreign Currency - Colombian Peso (7)	(5,197)	(195,671)	(13,863)	(219,392)	-	-
Indexed to Foreign Currency - Pre Euro (4)	(36,116)	(357,058)	(36,993)	(314,079)	-	-
Object of Hedge
Assets	84,343	4,334,737	77,623	3,126,828	23,165	693,132
Loans and Receivables	89,935	1,840,614	79,496	1,382,326	15,287	546,740
Indexed to Foreign Currency - US Dollar (6)	1,315	299,403	4,319	288,420	4,809	323,780
Indexed to Foreign Currency - Pre Dollar (5)	10,019	200,490	16,416	224,943	-	-
CDI (Interbank Deposit Rates) (2)	40,150	766,399	16,401	352,071	10,478	222,960
Fixed Interest Rate - Real (3)	1,533	33,063	3,900	21,077	-	-
Indexed to Foreign Currency - Colombian Peso (7)	64	190,558	(2,898)	173,990	-	-
Indexed to Foreign Currency - Pre Euro (4)	36,854	350,701	41,358	321,825	-	-
Debt instruments	(5,592)	2,494,123	(1,873)	1,744,502	7,878	146,392
Promissory Notes - NP	31,518	852,029	445	125,973	7,878	146,392
CDI (Interbank Deposit Rates) (1)(2)	28,046	811,906	354	119,892	2,775	108,845
Fixed Interest Rate - Real (3)	3,472	40,123	91	6,082	5,103	37,547
National Treasury Notes - NTN F (8)	(37,110)	1,642,094	(2,318)	1,618,529	-	-
Liabilities	-	-	-	-	12,830	(803,929)
Foreign Borrowings	-	-	-	-	12,830	(803,929)
Indexed to Foreign Currency - US Dollar (2)	-	-	-	-	12,830	(803,929)

	2018	2017
Hedge Instruments	Reference Value	Reference Value
Swap Contracts	34,513,380	22,206,615
Interest Rate (DI1 and DIA)	33,861,121	22,206,615
Indexed to Price - IPCA (DAP)	652,259	-

	2018			2017
	Adjustment		Adjustment
Object of Hedge	to Market	Fair Value	to Market	Fair Value
Assets	968,329	36,985,493	364,434	24,779,831
Securities - Available for Sale
Government Securities	937,017	36,377,478	364,434	24,779,831
National Treasury Bills - LTN	357,330	24,650,965	219,611	13,893,932
National Treasury Notes - NTN F	517,063	10,510,482	144,823	10,885,899
Private Securities	31,312	608,015	-	-
Debentures	31,312	608,015	-	-

(1) Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$811,906 (12/31/2017 - R$109,538).

(2) These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$766,399 (12/31/2017 - R$352,071) and in December 31, 2017,  promissory notes in the amount of R$10,354.

(3) These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$40,124 (12/31/2017 - R$6,082 and 12/31/2016 - R$37,547) and credit operations in the amount of R$33,063 (12/31/2017 - R$21,077).

(4) These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$350,701 (12/31/2017 - R$321,825).

(5) These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$200,491 (12/31/2017 - R$224,943). (6) These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$299,404 (12/31/2017 - R$288,420).

(7) These are passive instruments whose hedged items are credit operations indexed in foreign currency - Colombian peso with market value of R$190,559 (12/31/2017 - R$173,990).

(8) These are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,624,094 (12/31/2017 - R$1,618,529).

(9) Current value of the instruments as of December 31, 2018 is R$22,206,615.

Cash Flow Hedge

Banco Santander's cash flow hedge strategies consist of hedging exposure to changes in cash flows, interest payments and the exchange rate, which are attributable to changes in the interest rates related to recognized assets and liabilities and changes in the exchange rate of non-recognized assets and liabilities.

Banco Santander applies cash flow hedges as follows:

• It contracts Fixed Dollar Liabilities and Reais/Euro Asset swaps and designates them as a derivative instrument in a Cash Flow Hedge structure, having Reais/Euro funding operations with third-parties in the Cayman Islands as the hedged item in this relationship. The hedging relationships were designated in May 2018 and the related hedges will mature between February 2019 and 2020.

• It contracts USD futures or DDI + DI Futures (Synthetic Dollar Futures) and designates them as a derivative instrument in a Cash Flow Hedge structure, having part of its dollar Loan portfolio as the hedged item in this relationship. The hedging relationships were designated in 2007 and the related hedges will mature between January 2019 and 2028.

• The Cash Flow Hedge Futures structure, consisting of futures (DI1F21 and DI1F23) maturing in January 2021 and January 2023, were partially discontinued throughout November 2018. Hedge objects were securities available for sale - Financial Treasury Bills - LFT. The mark-to-market effect of these contracts, net of tax effects, and which are posted in shareholders' equity corresponds to a credit in the amount of R$122,364, of which R$36,846 will be realized against income / expenses in the next twelve months, from January 2019.

In cash flow hedges, the effective portion of the change in the value of the hedging instrument is temporarily recognized in shareholders' equity under "Other comprehensive income - cash flow hedges" until the forecasted transactions occur, when that portion is recognized in the consolidated statements of income, except if the forecasted transactions result in the recognition of non-financial assets or liabilities, this portion will be included in the cost of the financial asset or liability. The non-effective portion of the variation in the value of exchange rate hedge derivatives is recognized directly in the consolidated statements of income. And the non-effective portion of the gains and losses on cash flow hedging instruments in a foreign operation is recognized directly in "Gains (losses) on financial assets and liabilities (net)" in the consolidated statements of income.

In this hedge strategy the effectiveness tests (prospective and retrospective) are conducted through creation of two hypothetical derivatives, one for the object and another for the instrument.

The hypothetical derivative of the object is a conceptual swap where the liability leg simulates the “stable portion” to be protected and the asset leg is identical to the Pre-fixed leg of the derivative designated as hedge. For the hypothetical derivative of the instrument the asset leg will be set by the number of contracts of the future and the liability leg will be the pre-fixed rate negotiated on the acquisition of these contracts. The hypothetical derivative is stable once the contracts are kept until the maturity. Any ineffectiveness will be recognized in profit or loss.

Any ineffectiveness is recognized in profit or loss.

a) Prospective Test: in accordance with the standard, the prospective test should be performed on the inception date and on a quarterly basis in order to demonstrate that the expectations regarding the effectiveness of the hedge ratio are high. However, the tests are carried out on a monthly basis in order to monitor the projections in a proactive and more efficient manner, in addition to ensuring better maintenance of test-related routines.

a.1) Periodic Prospective Test: According to the agreed process flow, Market Risk performs the projections of three scenarios to the tests, being: 1st 10bps in the curve; 2nd 50bps in the curve and 3rd 100bps in the curve. Using the validated estimates, the VPE Finance Strategy and Quality - Management Information | Products & Segments will perform the prospective tests through the valuation of the two legs variable from operation to market.

a.2) Initial Prospective Test: the methodology of the periodic prospective test should also be applied on the initial date of each new strategy.

b) Retrospective Test: It should be made monthly with historical data to demonstrate cumulatively that the hedge was effective, according to the methodology presented previously. Any ineffectiveness are recognized in profit or loss.

The Ineffective portion is recognized through the prospective hedge test.

Effectiveness should range between 80% and 125%.

In cash flow hedges, the effective portion of changes in the value of the hedging instrument is temporarily recognized in equity under “Other comprehensive income - cash flow hedges” (Note 26) until the expected transactions occur, when this portion is then recognized in the consolidated income statement. However, if the expected transactions result in the recognition of non-financial assets or liabilities, this portfolio will be included in the cost of financial assets or liabilities.  The non-effective portion of the change in the value of foreign exchange hedging derivatives is recognized directly in the consolidated income statement. And the non-effective portion of gains and losses on cash flow hedging instruments in a foreign operation is recognized directly in “Gains (losses) with (net) financial assets and liabilities” in the consolidated income statement.

	2018		2017		2016
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated		Portion Ineffective
Cash Flow Hedge
Eurobonds	(8,925)	-	(25,576)	-	(20,535)	-	-
Trade Finance Off	(16,453)	(3,981)	(94,896)	9,267	-		-
Government Securities (LFT)	331,922	-	129,995	-	-		-
Bank Deposit Certificate - CDB	1,225	-	129,995	-	-		-
Loans and Receivables	-	-	-	-	174,956		-
Total	307,769	(3,981)	139,518	9,267	154,421		-
	2018		2017		2016
	Adjustment		Adjustment		Adjustment
	to Fair Value	Fair Value	to Fair Value	Fair Value	to Fair Value		Fair Value
Hedge Instruments
Swap Contracts	12,757	218,424	(25,142)	160,114	(27,261)		48,169
Asset	(11,470)	2,421,200	97,846	2,361,070	137,664		1,952,189
Indexed to Foreign Currency - Pre Dollar (1)	(123,696)	1,131,928	(42,149)	992,879	84,812	-	1,477,821
Indexed to Foreign Currency - Euro (3)	111,124	1,122,779	134,435	1,223,004	52,852		474,368
Indexed to Foreign Currency - USD/BRL - Dollar (2)	1,102	166,493	5,560	145,187	-		-
Liabilities	24,227	(2,202,776)	(122,988)	(2,200,956)	(164,925)		(1,904,020)
CDI (Interbank Deposit Rates) (1) (2)	(504)	(160,754)	(5,735)	(147,925)	(995)		(341,938)
Indexed to Foreign Currency - Pre Reais (1)	-	-	-	-	(1,288)		(199,954)
Indexed to Foreign Currency - Pre Euro (1)	92,505	(972,290)	13,639	(895,399)	(102,998)		(805,326)
Indexed to Foreign Currency - Dollar (3)	(67,774)	(1,069,732)	(130,892)	(1,157,632)	(59,367)		(548,684)
Indexed to Foreign Currency - Reais (3)	-	-	-	-	(277)		(8,118)

	2018	2017	2016
	Notional	Notional	Notional

	44,541,938	60,299,595	80,149,530
Trade Finance Operations (4)	44,000,952	54,995,334	80,149,530
Foreign Currency - Dollar	9,408,707	3,362,582	450,571
Interest Rate (DI1 and DIA)	21,981,748	32,344,276	46,314,644
Interest Rate DDI1	12,610,496	19,288,476	33,384,315
Securities-available for sale	540,987	5,304,261	-
Interest rate (DI1 and DIA)	540,987	5,304,261	-

	2018	2017		2016
Hedge Item - Cost
Assets	19,678,934	25,697,292		27,858,923
Lending Operations - Financing and Export Credit and Imports (3) (4)	10,113,706	8,295,191		10,816,780
Loans and Receivables (2) (3) (4)	6,704,113	9,972,640		13,870,897
Financial Assets Measured at Amortized Cost (4)	-	354,315		529,997
Brazilian Foreign Debt Bonds (1)	894,331	809,660		701,300
Available for sale - Promissory Notes - NP (2) (4)	1,653,969	1,194,266		1,939,949
Government Securities -LFT (5)	312,815	5,071,220		-
Liabilities	-	-		(1,332,972)
Foreign Borrowings (4)	-	-	-	(1,332,972)

(1) Operation with maturity date as April 1st, 2021 (12/31/2017 - operation with maturity date as April 1st, 2021), which hedge objects are securities represented by Brazilian external bonds.

(2) Operations with maturity dates between April 2019 and February 2020 (12/31/2017 - operations with maturity dates between January and April, 2018), which hedge objects in 2018 are loans and in 2017 are securities represented by promissory notes.

(3) Operations with maturity dates between January 2019 and February 2022 (12/31/2017 - operations with maturity dates between January 2018 and September 2022 and 12/31/2016 - operations with maturity dates between January 2017 and December 2025), which hedge objects are credit operations with credit entities.

(4) Operations with maturity dates between January 2019 and September 2022 (12/31/2017 - operations with maturity dates between January 2018 and December 2020), which hedge objects are funding operations represented by Certificates of Interfinance Deposits - CDI, Bill of Exchange - LC and Financial Letter - LF.

(5) Operations with maturity dates between February 2019 and December 2028 (12/31/2017 - operations with maturity dates between February 2018 and November 2026 and 12/31/2016 - operations with maturity dates between January 2017 and January 2018) and updated amount of R$16,738,641 (31/12/2017 - R$16,811,747 and 31/12/2016 - R$29,164,917) where the operations are derivatives future contracts in Dolar, DI and DDI. Those derivatives combined with trade finance operations are used to hedge the following objects: credit operations - import and export financing, loans, other credit operations and securities represented by promissory notes.

(6) Operation with maturity date between September 2020 and March 2023 (12/31/2017 - operations with maturity dates between March 2021 and March 2023), which hedge objects are Financial Letters - LFT, booked in the heading of securities.

The effect of marking to market the swaps and future contracts corresponds to a credit in the amount of R$76,534 (2017 -  116,441 and 2016 - R$69,489) accounted on Stockholders equity, net of tax effects, of which R$2,450 (12/31/2017 - R$9,342) will be realized in the next twelve months, starting in 2019.

Hedging of Foreign Investments

Banco Santander reevaluated the investment structure of the wholly-owned subsidiary in Madrid (EFC), as it noted that due to the change in the strategy of the operation in practice, this subsidiary has a business model in which the Bank has a significant influence on driving and decision-making of its activities. According to the concept discussed in IAS 21, Management concluded that the functional currency of this investment is the Real and, therefore, this change becomes effective prospectively as from January 2017. In addition, the Hedge Accounting structure of Foreign investment that Banco Santander had on this investment was discontinued as of the date of change of the functional currency. In this way, the functional currency of Santander EFC and the Cayman agency is Real and the exchange rate differences of operations in foreign currency are recorded in the income statement. In order to hedge the exchange rate exposures, the Bank uses derivatives, and for both investments abroad the Bank does not apply Hedge Accounting. Foreign exchange variations on foreign currency transactions and the effect of derivatives used in economic protection (futures contracts) are recorded in the income statement.

a.7) Derivatives Pledged as Guarantee

The margin used as guarantee of the transactions traded on the B3 S.A. with derivative financial instruments from own and third parties portfolios are composed by government securities.

	2018	2017	2016

Financial Treasury Bill - LFT	7,552,926	708,960	1,556,804
National Treasury Bill - LTN	3,392,886	4,371,286	4,636,644
National Treasury Notes - NTN	873,134	1,193,315	27,598
	11,818,946	6,273,561	6,221,046

b) Short positions

On December 31, 2018 the balance of short positions totaled R$32,695,677 (2017 - R$32,808,392 and 2016 - R$31,694,269) which includes the amount of financial liabilities resulting from the direct sale of financial assets purchased through resale or loan commitments.